Financial risk management - Net debt ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gearing ratio
Loans and financing	$ 1,424,867	$ 1,447,299	$ 1,144,385
Cash and cash equivalents	(1,032,938)	(1,019,037)	(915,576)	$ (621,415)
Derivative financial instruments	3,017	3,260	16,718
Financial investments	(92,233)	(206,547)	(119,498)
Net debt	302,713	224,975	126,029
Net income for the year	90,976	165,265	110,509
Plus (less):
Results of investees		(60)	158
Depreciation and amortization	267,189	270,456	275,036
Net financial results	202,654	130,181	(79,081)
Taxes on income	40,923	106,194	98,383
EBITDA	601,742	672,034	405,003
Exceptional items
Exceptional Items	3,050	(4,515)	(1,079)
Adjusted EBITDA	$ 604,792	$ 667,519	$ 403,924
Gearing ratio	0.50	0.34	0.31